Stock Portfolio
September 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.0%
HEICO Corp.	24,283	$ 7,839,038
		$ 7,839,038
Beverages — 1.9%
Coca-Cola Co.	229,545	$ 15,223,424
		$ 15,223,424
Biotechnology — 1.9%
AbbVie, Inc.	65,005	$ 15,051,258
Caris Life Sciences, Inc.(1)	8,124	245,751
		$ 15,297,009
Broadline Retail — 4.9%
Amazon.com, Inc.(1)	178,010	$ 39,085,656
		$ 39,085,656
Building Products — 0.5%
Carrier Global Corp.	63,310	$ 3,779,607
		$ 3,779,607
Capital Markets — 4.6%
Blue Owl Capital, Inc.	433,603	$ 7,340,899
Intercontinental Exchange, Inc.	79,831	13,449,927
S&P Global, Inc.	19,138	9,314,656
Tradeweb Markets, Inc., Class A	57,354	6,365,147
		$ 36,470,629
Commercial Services & Supplies — 1.1%
Waste Connections, Inc.	49,714	$ 8,739,721
		$ 8,739,721
Consumer Staples Distribution & Retail — 1.8%
Walmart, Inc.	141,267	$ 14,558,977
		$ 14,558,977
Electrical Equipment — 3.5%
AMETEK, Inc.	47,250	$ 8,883,000
Eaton Corp. PLC	38,469	14,397,023
Siemens Energy AG(1)	42,252	4,967,953
		$ 28,247,976
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp., Class A	84,329	$ 10,435,714
		$ 10,435,714
Entertainment — 5.3%
Liberty Media Corp.-Liberty Formula One, Class C(1)	124,065	$ 12,958,589
Live Nation Entertainment, Inc.(1)	58,742	9,598,443
Netflix, Inc.(1)	11,275	13,517,823
Spotify Technology SA(1)	8,652	6,039,096
		$ 42,113,951
Financial Services — 6.3%
Mr. Cooper Group, Inc.	89,162	$ 18,794,458
Shift4 Payments, Inc., Class A(1)	144,534	11,186,932
Visa, Inc., Class A	58,932	20,118,206
		$ 50,099,596
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	74,830	$ 10,022,730
Hologic, Inc.(1)	121,152	8,176,549
		$ 18,199,279
Health Care Providers & Services — 1.6%
McKesson Corp.	7,530	$ 5,817,226
Quest Diagnostics, Inc.	37,028	7,056,796
		$ 12,874,022
Hotels, Restaurants & Leisure — 2.4%
Booking Holdings, Inc.	1,194	$ 6,446,728
Flutter Entertainment PLC(1)	20,303	5,156,962
Marriott International, Inc., Class A	30,582	7,964,776
		$ 19,568,466
Insurance — 2.6%
Allstate Corp.	47,452	$ 10,185,572
Arthur J. Gallagher & Co.	33,125	10,260,137
		$ 20,445,709
Interactive Media & Services — 8.8%
Alphabet, Inc., Class C	170,143	$ 41,438,328
Meta Platforms, Inc., Class A	39,784	29,216,574
		$ 70,654,902
Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific, Inc.	16,912	$ 8,202,658
		$ 8,202,658

Stock Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 0.8%
Parker-Hannifin Corp.	7,996	$ 6,062,167
		$ 6,062,167
Oil, Gas & Consumable Fuels — 2.4%
ConocoPhillips	114,987	$ 10,876,620
EQT Corp.	159,383	8,675,217
		$ 19,551,837
Pharmaceuticals — 1.8%
Eli Lilly & Co.	19,338	$ 14,754,894
		$ 14,754,894
Professional Services — 1.2%
TransUnion	113,460	$ 9,505,679
		$ 9,505,679
Real Estate Management & Development — 2.4%
CoStar Group, Inc.(1)	133,831	$ 11,291,322
FirstService Corp.	43,139	8,217,548
		$ 19,508,870
Semiconductors & Semiconductor Equipment — 16.6%
Analog Devices, Inc.	41,869	$ 10,287,213
Broadcom, Inc.	96,951	31,985,105
Lam Research Corp.	117,847	15,779,713
NVIDIA Corp.	397,578	74,180,103
		$132,232,134
Software — 11.5%
Fair Isaac Corp.(1)	3,269	$ 4,892,157
Microsoft Corp.	128,862	66,744,073
Palo Alto Networks, Inc.(1)	50,573	10,297,674
Synopsys, Inc.(1)	19,820	9,778,990
		$ 91,712,894
Security	Shares	Value
Specialty Retail — 2.5%
Burlington Stores, Inc.(1)	37,601	$ 9,569,454
TJX Cos., Inc.	69,381	10,028,330
		$ 19,597,784
Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	202,358	$ 51,526,418
		$ 51,526,418
Total Common Stocks (identified cost $403,273,661)		$786,289,011

Short-Term Investments — 2.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.05%(2)	18,112,207	$ 18,112,207
Total Short-Term Investments (identified cost $18,112,207)		$ 18,112,207
Total Investments — 100.7% (identified cost $421,385,868)		$804,401,218
Other Assets, Less Liabilities — (0.7)%		$ (5,788,433)
Net Assets — 100.0%		$798,612,785
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2025.

The Portfolio did not have any open derivative instruments at September 30, 2025.

Stock Portfolio
September 30, 2025
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $18,112,207, which represents 2.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended September 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,361,413	$95,926,743	$(79,175,949)	$ —	$ —	$18,112,207	$123,882	18,112,207
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$112,768,853	$ —	$ —	$112,768,853
Consumer Discretionary	78,251,906	—	—	78,251,906
Consumer Staples	29,782,401	—	—	29,782,401
Energy	19,551,837	—	—	19,551,837
Financials	107,015,934	—	—	107,015,934
Health Care	69,327,862	—	—	69,327,862
Industrials	59,206,235	4,967,953	—	64,174,188
Information Technology	285,907,160	—	—	285,907,160
Real Estate	19,508,870	—	—	19,508,870
Total Common Stocks	$781,321,058	$4,967,953*	$ —	$786,289,011
Short-Term Investments	$ 18,112,207	$ —	$ —	$ 18,112,207
Total Investments	$799,433,265	$4,967,953	$ —	$804,401,218
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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